COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
13.
COMMITMENTS AND CONTINGENCIES

Leases

The Company leases certain facilities and equipment under operating lease arrangements. Aggregate minimum rental commitments at December 31, 2014, for all noncancelable operating leases with an initial lease term greater than one year for the years ending December 31 are as follows: 2015, $7.7 million; 2016, $4.3 million; 2017, $2.5 million; 2018, $1.8 million; 2019, $1.4 and $1.8 million thereafter.

Rent expense from continuing operations totaled $10.7 million, $10.6 million and $10.7 million during the years ended December 31, 2014, 2013 and 2012, respectively.

Litigation and Other Claims

The Company is subject to various claims and litigation arising in the normal course of business. The Company establishes reserves for claims and proceedings when it is probable that liabilities exist and reasonable estimates of loss can be made. While it is not possible to predict the outcome of these matters, based on our assessment of the facts and circumstances now known, we do not believe that these matters, individually or in the aggregate, will have a material adverse effect on our financial position. However, actual outcomes may be different from those expected and could have a material effect on our results of operations or cash flows in a particular period.